VictoryShares Core Intermediate Bond ETF Investment Strategy	Jun. 30, 2025
VictoryShares Core Intermediate Bond ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]	The effective duration of the Fund is generally within two years of that of the Bloomberg U.S. Aggregate Index.